Fair Value Measurement - Schedule of Fair Value of Hierarchy For Assets and Liabilities Measured on Recurring Basis (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Assets
Restricted term deposit	¥ 1,061,858	$ 153,955	¥ 1,745,898
Short-term investments	270,000	$ 39,146
Loans at fair value	352,672		252,970
Recurring Basis | Fair Value
Assets
Restricted term deposit	1,061,858		1,745,898
Short-term investments	270,000
Loans at fair value	352,672		252,970
Total assets	1,684,530		1,998,868
Liabilities
Guarantee derivative liabilities	861,304		1,473,853
Total liabilities	861,304		1,473,853
Recurring Basis | Fair Value | Level 2 Inputs
Assets
Restricted term deposit	1,061,858		1,745,898
Short-term investments	270,000
Total assets	1,331,858		1,745,898
Recurring Basis | Fair Value | Level 3 Inputs
Assets
Loans at fair value	352,672		252,970
Total assets	352,672		252,970
Liabilities
Guarantee derivative liabilities	861,304		1,473,853
Total liabilities	¥ 861,304		¥ 1,473,853